S000061733 [Member] Expense Example - S000061733 [Member] - C000199958 [Member]	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155